UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05767

DWS Strategic Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 148.2%
Alabama 0.6%
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	1,000,000	791,180
Arizona 2.5%
Arizona, Project Revenue, Health Facilities Authority, The New Foundation Project, 8.25%, 3/1/2019	1,525,000	1,526,022
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,707,862

		3,233,884
California 14.3%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2034	1,000,000	1,013,650
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	1,310,000	1,444,262
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	936,140
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,486,517
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	4,000,000	4,518,520
California, State General Obligation:
5.5%, 3/1/2040	1,000,000	993,540
5.75%, 4/1/2031	1,000,000	1,033,560
6.0%, 4/1/2038	1,000,000	1,033,890
6.5%, 4/1/2033	1,950,000	2,120,957
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	1,000,000	1,027,010
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, 6.125%, 4/1/2028	2,000,000	2,062,860
Sacramento County, CA, Sales & Special Tax Revenue, Bradshaw Road Project, 7.2%, 9/2/2015	655,000	662,768

		18,333,674
Colorado 0.5%
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	654,279
Connecticut 3.9%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	2,000,000	2,025,360
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,000,000	2,031,260
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A, 6.5%, 9/1/2031 *	705,000	268,711
Mashantucket, CT, Sports Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2017 *	2,000,000	499,640
Series B, 144A, Zero Coupon, 9/1/2018 *	1,000,000	235,310

		5,060,281
Florida 10.0%
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	495,000	447,965
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	1,000,000	869,500
Florida, Tolomato Community Development District, Special Assessment:
5.4%, 5/1/2037	1,910,000	1,344,774
6.55%, 5/1/2027	850,000	593,181
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities, University Community Hospital, Series A, Prerefunded, 5.625%, 8/15/2029	1,875,000	2,277,375
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	1,600,000	1,551,920
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	3,000,000	2,844,960
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2035	1,080,000	1,010,696
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	933,860
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	1,000,000	915,870

		12,790,101
Georgia 5.8%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	1,250,000	1,058,750
Atlanta, GA, Tax Allocation, Beltline Project, Series B, 7.375%, 1/1/2031	1,000,000	987,050
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2034	2,000,000	2,083,300
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement, Life Community, Series A-2, 6.625%, 11/15/2039	1,000,000	1,009,410
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,220,000	1,200,870
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, 6.5%, 8/1/2038, INS: AGC	1,000,000	1,061,170

		7,400,550
Guam 2.3%
Guam, Government General Obligation, Series A, 7.0%, 11/15/2039	1,000,000	1,044,900
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 6.0%, 7/1/2025	1,000,000	973,410
Guam, Power Authority Revenue, Series A, 5.5%, 10/1/2030	1,000,000	946,080

		2,964,390
Hawaii 0.4%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co.	500,000	493,380
Idaho 0.3%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	326,609
Illinois 7.1%
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	3,000,000	2,583,120
Illinois, Finance Authority Revenue, Friendship Village of Schaumburg, Series A, 5.625%, 2/15/2037	2,000,000	1,534,940
Illinois, Finance Authority Revenue, Park Place of Elmhurst, Series A, 8.0%, 5/15/2030	1,000,000	961,060
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	1,000,000	1,005,140
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, 8.0%, 5/15/2040	1,000,000	949,220
Illinois, Finance Authority Revenue, Three Crowns Park Plaza, Series A, 5.875%, 2/15/2038	1,000,000	850,570
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 6.0%, 6/1/2028	365,000	358,047
Illinois, Upper River Valley Development Authority, Solid Waste Disposal Revenue, Waste Recovery Project, AMT, 5.9%, 2/1/2014, GTY: GreenGold Ray Energies, Inc.	630,000	602,652
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	225,000	225,967

		9,070,716
Indiana 1.0%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	525,000	556,931
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.7%, 9/1/2037	1,000,000	748,260

		1,305,191
Iowa 1.7%
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	1,670,000	1,137,570
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	1,000,000	911,660
Lake City, IA, Senior Care Revenue, Health Care Facility, Opportunity Living Project, 144A, 6.45%, 5/1/2011	175,000	175,149

		2,224,379
Kansas 1.3%
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, 7.25%, 5/15/2039	300,000	265,527
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	1,375,000	1,392,311

		1,657,838
Kentucky 4.3%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare, Series A, 6.625%, 10/1/2028	215,000	216,374
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	2,000,000	1,910,660
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033, INS: AGC	365,000	377,417
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	3,425,000	3,065,923

		5,570,374
Louisiana 4.4%
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	1,000,000	1,032,720
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	1,500,000	1,386,975
Morehouse Parish, LA, Pollution Control Revenue, International Paper Co. Project, Series A, 5.25%, 11/15/2013	3,000,000	3,207,630

		5,627,325
Maryland 4.6%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,701,465
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2031	1,000,000	630,210
Series B, 5.25%, 12/1/2031	1,000,000	652,990
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	500,000	544,805
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	1,000,000	947,590
6.0%, 1/1/2028	1,385,000	1,387,950

		5,865,010
Massachusetts 7.1%
Massachusetts, Development Finance Agency, Senior Living Facility Revenue, Groves-Lincoln:
Series A, 7.75%, 6/1/2039	250,000	244,770
Series A, 7.875%, 6/1/2044	250,000	246,850
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015, GTY: Harvard Pilgrim Health Care, Inc.	1,400,000	1,585,514
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	1,800,000	1,628,928
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	1,790,000	1,636,615
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.75%, 11/15/2035	2,700,000	1,538,730
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.25% **, 9/1/2041, LOC: TD Bank NA	1,500,000	1,500,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	746,377
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems, Series C, 5.75%, 7/1/2032	35,000	35,194

		9,162,978
Michigan 3.7%
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	744,330
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	1,542,560
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,000,000	1,119,040
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services:
Series A, ETM, 5.6%, 2/15/2013	100,000	103,438
Series A, ETM, 5.75%, 2/15/2023	1,300,000	1,305,382

		4,814,750
Minnesota 0.8%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,000,000	1,077,610
Mississippi 1.3%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	259,870
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	1,000,000	985,230
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	452,517

		1,697,617
Missouri 2.3%
Branson, MO, Regional Airport Transportation Development District, Airport Revenue, Series B, AMT, 6.0%, 7/1/2037	250,000	92,862
Kirkwood, MO, Industrial Development Authority, Retirement Community Revenue, Aberdeen Heights, Series C-3, 6.5%, 5/15/2015	825,000	824,233
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	2,000,000	1,664,260
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	422,931

		3,004,286
Nevada 6.5%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022, INS: FGIC, NATL	6,140,000	6,491,699
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	2,000,000	1,867,200
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier, 7.375%, 1/1/2030 *	2,000,000	4,000

		8,362,899
New Hampshire 2.3%
New Hampshire, Hospital & Healthcare Revenue, Rivermead at Peterborough Retirement Community, 5.75%, 7/1/2028	1,500,000	1,238,610
New Hampshire, State Business Finance Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project, AMT, 5.2%, 5/1/2027	1,750,000	1,697,745

		2,936,355
New Jersey 1.3%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	290,000	250,087
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, 6.625%, 7/1/2038	1,430,000	1,405,905

		1,655,992
New York 10.6%
Nassau County, NY, Project Revenue, North Shore Healthcare Systems Project, Series B, 5.875%, 11/1/2011	130,000	132,597
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023, INS: FGIC, NATL	8,260,000	8,318,894
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	662,796
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,000,940
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 8.0%, 8/1/2028, GTY: AMR Corp.	2,000,000	2,067,840
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series F-2, 0.27% **, 6/15/2033, SPA: JPMorgan Chase Bank	500,000	500,000

		13,683,067
North Carolina 1.6%
North Carolina, Electric Revenue, Municipal Power Agency, Series C, 5.375%, 1/1/2017	1,000,000	1,052,140
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, 6.25%, 12/1/2033	1,000,000	1,047,390

		2,099,530
Ohio 4.1%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	7,350,000	5,305,010
Pennsylvania 3.2%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, 7.25%, 7/1/2039	2,000,000	2,182,520
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	600,000	487,176
Philadelphia, Redevelopment Authority Revenue, First Lien Mortgage, Series A, 6.5%, 1/1/2029	566,100	566,525
Westmoreland County, PA, Industrial Development Authority Revenue, Retirement Community-Redstone, Series A, 5.875%, 1/1/2032	1,000,000	810,180

		4,046,401
Puerto Rico 8.1%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	4,000,000	3,750,240
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue, Series L, 5.25%, 7/1/2038, INS: AMBAC	1,300,000	1,133,600
Puerto Rico, Public Buildings Authority Revenue, Series Q, 5.625%, 7/1/2039	1,000,000	936,220
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	1,000,000	925,420
Series A, 6.5%, 8/1/2044	2,000,000	2,084,040
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation, Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	2,000,000	1,619,480

		10,449,000
South Carolina 2.0%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	983,000	788,071
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System, Series B, 5.625%, 11/15/2030	1,585,000	1,532,648
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, Series C, Prerefunded, 7.0%, 8/1/2030	170,000	194,871

		2,515,590
South Dakota 1.6%
South Dakota, Hospital & Healthcare Revenue, Sioux Valley Hospital, Series E, 5.375%, 11/1/2024	2,000,000	2,010,420

Tennessee 4.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:
5.0%, 12/15/2017	500,000	514,850
5.0%, 12/15/2018	540,000	545,762
Jackson, TN, Energy Authority, Water Systems Revenue, 0.25% **, 12/1/2023, LOC: US Bank NA	1,500,000	1,500,000
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 7.75%, 7/1/2038	1,000,000	1,075,080
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	2,000,000	2,201,680

		5,837,372
Texas 12.9%
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	1,955,375
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (a)	1,960,000	1,110,889
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	884,840
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	894,650
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., Series E, AMT, 6.75%, 7/1/2029	2,000,000	1,957,020
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	1,984,882
North Texas, Tollway Authority Revenue, Toll Second Tier, Series F, 5.75%, 1/1/2033	2,000,000	1,932,320
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	808,370
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility, Mirador Project, Series A, 8.25%, 11/15/2044	1,000,000	974,860
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	1,000,000	1,003,590
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	555,000	496,875
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	2,000,000	2,031,360
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, 7.125%, 11/1/2040	510,000	494,353

		16,529,384
Virgin Islands 2.4%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, 6.375%, 10/1/2019	3,000,000	3,035,070
Virginia 1.2%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,508,178
Washington 1.9%
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	595,000	546,632
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	2,000,000	1,930,220

		2,476,852
Wisconsin 3.8%
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	1,000,000	1,023,170
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	1,000,000	984,410
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,110,000	1,164,112
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,685,151

		4,856,843

Total Municipal Bonds and Notes (Cost $188,195,661)		190,434,365
Municipal Inverse Floating Rate Notes (b) 12.7%
California 3.2%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027, INS: AGMC (c)	2,121,349	2,143,053
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028, INS: AGMC (c)	1,930,312	1,950,060
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.123%, 5/1/2027, Leverage Factor at purchase date: 2 to 1

		4,093,113
New York 4.6%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (c)	5,535,000	5,903,480
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-2, 144A, 17.614%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
Tennessee 4.9%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (c)	5,918,585	6,385,318
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 17.626%, 1/1/2024, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $15,929,238)		16,381,911

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $204,124,899) †	160.9	206,816,276
Other Assets and Liabilities, Net	(6.4)	(8,286,015)
Preferred Shares, at Redemption Value	(54.5)	(70,000,000)

Net Assets Applicable to Common Shareholders	100.0	128,530,261

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Mashantucket, CT, Mashantucket Western Pequot Tribe, Special Revenue, Series A, 144A	6.5%	9/1/2031	705,000	735,378	268,711
Mashantucket, CT, Sports Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	0.0%	9/1/2017	2,000,000	930,679	499,640
Mashantucket, CT, Sports Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A	0.0%	9/1/2018	1,000,000	436,601	235,310
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project, Second Tier	7.375%	1/1/2030	2,000,000	1,933,273	4,000
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (a)	3.375%	4/1/2027	1,960,000	1,960,000	1,110,889
				5,995,931	2,118,550

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of February 28, 2011.

†
The cost for federal income tax purposes was $203,433,982.  At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $3,382,294.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,950,187 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,567,893.

(a) Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(d)	$—	$206,816,276	$—	$206,816,276
Total	$—	$206,816,276	$—	$206,816,276

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Municipal Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011